Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Columbia Short Duration Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Class A
Trading Symbol	NSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 32	0.63% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 306,918,983
Holdings Count | Holding	195
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories

Largest Holdings [Text Block]	Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%

Columbia Short Duration Municipal Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	NSMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.39% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 306,918,983
Holdings Count | Holding	195
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories

Largest Holdings [Text Block]	Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%

Columbia Short Duration Municipal Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CNNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 17	0.34% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 306,918,983
Holdings Count | Holding	195
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories

Largest Holdings [Text Block]	Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%

Columbia Short Duration Municipal Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 16	0.31% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 306,918,983
Holdings Count | Holding	195
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories

Largest Holdings [Text Block]	Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%

Columbia Short Duration Municipal Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Short Duration Municipal Bond Fund
Class Name	Class S
Trading Symbol	NSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Short Duration Municipal Bond Fund (the Fund) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 19	0.38% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 306,918,983
Holdings Count | Holding	195
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 306,918,983
Total number of portfolio holdings	195
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%
Asset Categories

Largest Holdings [Text Block]	Top States/Territories
New York	15.8%
Texas	12.0%
California	7.7%
New Jersey	5.5%
Pennsylvania	4.6%
Michigan	4.0%
Washington	4.0%
Alabama	3.7%
Illinois	3.7%
Massachusetts	3.6%

[1]	Annualized.